STOCKHOLDERS EQUITY (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Number Of Shares, Outstanding	8,261,223	8,359,851
Weighted Average Remaining Contractual Life, Outstanding	1 year 8 months 12 days	2 years 9 months 18 days
Number Of Shares, Exercisable	7,055,736	7,241,518
Weighted Average Remaining Contractual Life, Exercisable	1 year 10 months 24 days	2 years 7 months 6 days
Number Of Shares, Granted	150,000	590,000	1,439,556	1,613,148
Number Of Shares, Exercised	0	0	(166,667)	0
Number Of Shares, Forfeited	185,185	88,888		0
Number Of Shares, Vested And Exercisable Ending Balance	7,055,736	7,241,518	7,248,702
Number Of Shares, Non-vested Ending Balance	1,205,486	1,118,333	1,047,706
Weighted-average Exercise Price, Granted	$ 1.24	$ 0.75	$ 1.00	$ 1.44
Weighted-average Exercise Price, Exercised	0	0	0.75	0.00
Weighted-average Exercise Price, Forfeited	5.00	0	0.00	0.00
Weighted-average Exercise Price, Expired			5.48	27.00
Weighted-average Exercise Price, Non-vested Ending Balance	1.51	1.39	1.36	0.75
Weighted-average Grant-date Fair Value, Granted	0.66	3.15	3.00	2.87
Weighted-average Grant-date Fair Value, Exercised	0	0	0.00	0.00
Weighted-average Grant-date Fair Value, Expired			4.17	$ 13.20
Weighted-average Grant-date Fair Value, Vested And Exercisable Ending Balance	1.50	1.69	1.78
Weighted-average Grant-date Fair Value, Non-vested Ending Balance	$ 2.42	$ 2.97	$ 2.75
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Granted		$ 1,967,500	$ 3,938,467	$ 3,724,445
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Expired			1,014,295	598,750
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Vested And Exercisable Ending Balance	$ 2,667,549	$ 8,367,683	$ 9,897,951	$ 598,750
Weighted-average Remaining Contractual Term (in Years), Outstanding Beginning Balance	2 years 2 months 12 days	3 years	3 years	3 years 9 months 18 days
Weighted-average Remaining Contractual Term (in Years), Granted	0 years	4 years 3 months 18 days	9 months 18 days	4 years
Weighted-average Remaining Contractual Term (in Years), Outstanding Ending Balance	1 year 8 months 12 days	2 years 9 months 18 days	2 years 2 months 12 days	3 years
Weighted-average Remaining Contractual Term (in Years), Vested And Exercisable Ending Balance	1 year 10 months 24 days	2 years 7 months 6 days	2 years 3 months 18 days
Weighted-average Remaining Contractual Term (in Years), Non-vested Ending Balance	9 months 18 days	3 years 8 months 12 days	1 year 3 months 18 days
3.75 [Member]
Number Of Shares, Outstanding			4,051,223
Weighted Average Remaining Contractual Life, Outstanding			2 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable			2 years 4 months 24 days
Number Of Shares, Vested And Exercisable Ending Balance			3,043,073
27.00 [Member]
Number Of Shares, Outstanding			85,185
Weighted Average Remaining Contractual Life, Outstanding			1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable			1 month 6 days
Number Of Shares, Vested And Exercisable Ending Balance			85,185
Warrant [Member]
Number Of Shares, Outstanding			8,296,408
Weighted Average Remaining Contractual Life, Outstanding			2 years 2 months 12 days
Weighted Average Remaining Contractual Life, Exercisable			2 years 3 months 18 days
Number Of Shares, Outstanding Beginning Balance	8,296,408	7,858,741	7,858,741	6,275,593
Number Of Shares, Granted			1,439,556	1,613,148
Number Of Shares, Exercised			(166,667)	0
Number Of Shares, Forfeited			0	0
Number Of Shares, Expired			(835,222)	(30,000)
Number Of Shares, Outstanding Ending Balance			8,296,408	7,858,741
Number Of Shares, Vested And Exercisable Ending Balance			7,248,702
Number Of Shares, Non-vested Ending Balance			1,047,706
Weighted-average Exercise Price, Outstanding Beginning Balance	$ 1.05	$ 1.52	$ 1.52	$ 1.66
Weighted-average Exercise Price, Granted			1.00	1.44
Weighted-average Exercise Price, Exercised			0.75	0.00
Weighted-average Exercise Price, Forfeited			0	0
Weighted-average Exercise Price, Expired			5.48	27.00
Weighted-average Exercise Price, Outstanding Ending Balance			1.05	1.52
Weighted-average Exercise Price, Vested And Exercisable Ending Balance			1.00
Weighted-average Exercise Price, Non-vested Ending Balance			1.36
Weighted-average Grant-date Fair Value, Outstanding Beginning Balance	$ 1.90	$ 1.92	1.92	1.73
Weighted-average Grant-date Fair Value, Granted			3.00	2.87
Weighted-average Grant-date Fair Value, Exercised			0	0
Weighted-average Grant-date Fair Value, Forfeited			0	0
Weighted-average Grant-date Fair Value, Expired			4.17	13.20
Weighted-average Grant-date Fair Value, Outstanding Ending Balance			1.90	$ 1.92
Weighted-average Grant-date Fair Value, Vested And Exercisable Ending Balance			1.78
Weighted-average Grant-date Fair Value, Non-vested Ending Balance			$ 2.75
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Outstanding Beginning Balance	$ 12,158,467	$ 9,234,295	$ 9,234,295	$ 5,509,850
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Granted			3,938,467	3,724,445
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Exercised			0	0
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Forfeited			0	0
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Expired			(1,014,295)	598,750
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Outstanding Ending Balance			12,158,467	$ 9,234,295
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Vested And Exercisable Ending Balance			9,897,951
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Non-vested Ending Balance			$ 2,260,515
Weighted-average Remaining Contractual Term (in Years), Outstanding Beginning Balance			3 years	3 years 9 months 18 days
Weighted-average Remaining Contractual Term (in Years), Granted			4 years 8 months 12 days	4 years
Weighted-average Remaining Contractual Term (in Years), Outstanding Ending Balance			2 years 5 months 30 days	3 years
Weighted-average Remaining Contractual Term (in Years), Vested And Exercisable Ending Balance			2 years 4 months 24 days
Weighted-average Remaining Contractual Term (in Years), Non-vested Ending Balance			3 years 4 months 24 days
Warrant [Member] | 0.75 [Member]
Number Of Shares, Outstanding	7,182,889	7,188,333
Weighted Average Remaining Contractual Life, Outstanding	1 year 8 months 12 days	2 years 9 months 18 days
Number Of Shares, Exercisable	6,424,070	6,341,667
Weighted Average Remaining Contractual Life, Exercisable	2 years	2 years 8 months 12 days
Exercise Price Range	$ 0.75	$ 0.75
Warrant [Member] | 1.24 [Member]
Number Of Shares, Outstanding	150,000
Weighted Average Remaining Contractual Life, Outstanding	0 years
Number Of Shares, Exercisable	0
Weighted Average Remaining Contractual Life, Exercisable	0 years
Exercise Price Range	$ 1.24
Warrant [Member] | 1.50 [Member]
Number Of Shares, Outstanding	400,000	400,000
Weighted Average Remaining Contractual Life, Outstanding	2 years 4 months 24 days	3 years 4 months 24 days
Number Of Shares, Exercisable	400,000	266,667
Weighted Average Remaining Contractual Life, Exercisable	2 years 8 months 12 days	3 years 6 months
Exercise Price Range	$ 1.50	$ 1.50
Warrant [Member] | 1.95 [Member]
Number Of Shares, Outstanding	26,667	26,666
Weighted Average Remaining Contractual Life, Outstanding	0 years	4 years 9 months 18 days
Number Of Shares, Exercisable	0	0
Weighted Average Remaining Contractual Life, Exercisable	0 years	0 years
Exercise Price Range	$ 1.95	$ 1.95
Warrant [Member] | 2.25 [Member]
Number Of Shares, Outstanding		6,666
Weighted Average Remaining Contractual Life, Outstanding		4 years 9 months 18 days
Number Of Shares, Exercisable		0
Weighted Average Remaining Contractual Life, Exercisable		0 years
Exercise Price Range		$ 2.25
Warrant [Member] | 3.00 [Member]
Number Of Shares, Outstanding	66,667	76,667
Weighted Average Remaining Contractual Life, Outstanding	3 years 2 months 12 days	7 months 6 days
Number Of Shares, Exercisable	66,667	3,333
Weighted Average Remaining Contractual Life, Exercisable	3 years 4 months 24 days	4 years 7 months 6 days
Exercise Price Range	$ 3.00	$ 3.00
Warrant [Member] | 3.75 [Member]
Number Of Shares, Outstanding	435,000	368,333
Weighted Average Remaining Contractual Life, Outstanding	2 years 6 months	3 years 10 months 24 days
Number Of Shares, Exercisable	165,000	230,000
Weighted Average Remaining Contractual Life, Exercisable	5 years 8 months 12 days	4 years
Exercise Price Range	$ 3.75	$ 3.75
Warrant [Member] | 6.00 [Member]
Number Of Shares, Outstanding		381,333
Weighted Average Remaining Contractual Life, Outstanding		2 months 12 days
Number Of Shares, Exercisable		381,333
Weighted Average Remaining Contractual Life, Exercisable		2 months 12 days
Exercise Price Range		$ 6.00
Warrant [Member] | 27.00 [Member]
Number Of Shares, Outstanding		18,518
Weighted Average Remaining Contractual Life, Outstanding		7 months 6 days
Number Of Shares, Exercisable		18,518
Weighted Average Remaining Contractual Life, Exercisable		7 months 6 days
Exercise Price Range		$ 27.00